Debt - Debt amounts outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 3,303.9	$ 0
Current portion of long term debt	(76.5)	0
Long-term external debt	3,227.4	0
Total related party debt	346.5	2,360.5
Less current portion of related party debt and short term revolver	(40.4)	(234.2)
Long-term related party debt and related party loan notes	306.1	2,126.3
Total external and related party debt	3,650.4	2,360.5
Line of Credit
Debt Instrument [Line Items]
Total related party debt	237.0	1,825.2
Senior Secured Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Long-term Debt	2,881.0	0
$1450 facility
Debt Instrument [Line Items]
Long-term Debt	856.0
$1450 facility | Line of Credit
Debt Instrument [Line Items]
Long-term Debt	422.9	0
$1,500 facility | Line of Credit
Debt Instrument [Line Items]
Total related party debt	0	643.5
Credit facility $1,200 | Line of Credit
Debt Instrument [Line Items]
Total related party debt	78.2	90.5
$109.5 facility | Discount Notes
Debt Instrument [Line Items]
Total related party debt	109.5	109.5
$550 facility | Line of Credit
Debt Instrument [Line Items]
Total related party debt	0	440.0
$440 facility | Line of Credit
Debt Instrument [Line Items]
Long-term Debt	258.4	293.0
Total related party debt	158.8	178.6
$1,121 facility | Line of Credit
Debt Instrument [Line Items]
Total related party debt	0	472.6
$229.9 discount note | Discount Notes
Debt Instrument [Line Items]
Total related party debt	0	229.9
$70.0 discount note | Discount Notes
Debt Instrument [Line Items]
Total related party debt	0	70.0
Revolving Credit Facility | Discount Notes
Debt Instrument [Line Items]
Total related party debt	$ 0	$ 125.9